Financial risk management, Foreign Exchange Risk (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2019 USD ($)
Foreign exchange rates [abstract]
Cash and cash equivalents	$ 165,955	$ 276,776	$ 5,895					$ 498
Foreign exchange gain	7,176	5,907	$ 0
10% Weakened / Strengthened in Exchange Rate [Member]
Foreign exchange rates [abstract]
Loss before tax higher/lower related to translation of cash held	8,500	10,000
In USD [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash and cash equivalents	162,266	276,447
In Euro [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash and cash equivalents	3,675	329		€ 3,446		€ 290
In GBP [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash and cash equivalents	$ 14	$ 0			£ 11		£ 0